CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to Melco Resorts & Entertainment Limited		$ (1,263,492)	$ 373,173	$ 340,299
Transfers (to) from noncontrolling interests:
Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests		(1,263,512)	373,143	166,882
Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors		(16)	(30)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer		(46)		(140,999)
Sub-total		(62)	(30)	(141,572)
Restricted shares [Member] | Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan				(573)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from initial public offering of Studio City International				(31,845)
Increase in additional paid-in capital resulting from the private placements of Studio City International	$ 42	42
Sub-total		$ 42		$ (31,845)